Provisions for Contingent Loans Credit Risk - Schedule of Provisions for Credit Risk for Contingent Loans (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provisions for Credit Risk for Contingent Loans [Line Items]
Beginning Balance	$ 87,485	$ 89,640
Provisions established
Provisions used
Provisions released	(290)	(4,199)
Exchange differences	(1,488)	2,044
Ending Balance	85,707	87,485
Provisions for credit risk for contingent loans [Member]
Schedule of Provisions for Credit Risk for Contingent Loans [Line Items]
Beginning Balance	87,485	89,640
Provisions established
Provisions used
Provisions released	(290)	(4,199)
Exchange differences	(1,488)	2,044
Ending Balance	$ 85,707	$ 87,485